Related Party Transactions and Balance	6 Months Ended
Jun. 30, 2026
Related Party Transactions and Balance [Abstract]
Related party transactions and balance

17. Related party transactions and balance

Account	Related party	December 31, 2025	June 30, 2026
		RMB	RMB
Related party payables	Guangsheng Liu, Chief Executive Officer, President, Chief Financial Officer and Chairman	397	597
Related party receivables	New Tuanche Technology Limited, under common key management personnel (the legal representative)	-	14

Related party payables represent unsecured, interest-free borrowings from Guangsheng Liu, the Company’s chief executive officer. As of December 31, 2025, and June 30, 2026, the outstanding loan balances were $56,500 (RMB 0.4 million) and $88,000 (RMB 0.6 million), respectively.